SHARE-BASED COMPENSATION (Details 4) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Cost of revenues USD ($)	Dec. 31, 2012 Cost of revenues CNY	Dec. 31, 2011 Cost of revenues CNY	Dec. 31, 2010 Cost of revenues CNY	Dec. 31, 2012 Product development USD ($)	Dec. 31, 2012 Product development CNY	Dec. 31, 2011 Product development CNY	Dec. 31, 2010 Product development CNY	Dec. 31, 2012 Sales and marketing USD ($)	Dec. 31, 2012 Sales and marketing CNY	Dec. 31, 2011 Sales and marketing CNY	Dec. 31, 2010 Sales and marketing CNY	Dec. 31, 2012 General and administrative USD ($)	Dec. 31, 2012 General and administrative CNY	Dec. 31, 2011 General and administrative CNY	Dec. 31, 2010 General and administrative CNY
Allocation of share based compensation expense
Total	$ 18,975	118,218	47,494	11,990	$ 2,047	12,751	3,894	918	$ 4,198	26,157	12,233	3,049	$ 4,613	28,741	14,196	5,954	$ 8,117	50,569	17,171	2,069